e

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2%
	Communications - 4.0%
26,065	AT&T, Inc.	$ 755,624
4,381	GoDaddy, Inc., Class A(a)	362,178
6,976	Maplebear, Inc.(a)	261,321
7,971	Match Group, Inc.	244,789
543	Nexstar Media Group, Inc.	98,191
7,177	Omnicom Group, Inc.	540,500
3,149	T-Mobile US, Inc.	661,384
5,750	Walt Disney Company (The)	554,185
		3,478,172
	Consumer Discretionary - 9.6%
11,487	Amazon.com, Inc.(a)	2,392,398
2,555	Autoliv, Inc.	268,684
4,290	Callaway Golf Company(a)	59,545
3,165	Carter's, Inc.	113,180
2,460	Champion Homes, Inc.(a)	182,950
45,816	Ford Motor Company	528,717
1,125	Green Brick Partners, Inc.(a)	72,506
518	Group 1 Automotive, Inc.	171,266
2,499	Home Depot, Inc. (The)	821,896
2,092	Lear Corporation	253,299
8,184	Mattel, Inc.(a)	118,914
6,581	MGM Resorts International(a)	243,563
7,715	Mister Car Wash, Inc.(a)	53,774
802	Penske Automotive Group, Inc.	119,915
3,440	PROG Holdings, Inc.	98,694
2,861	Service Corp International	236,061
1,313	Sonic Automotive, Inc., Class A	90,032
7,370	Starbucks Corporation	660,278
2,681	Tesla, Inc.(a)	996,662
4,000	TJX Companies, Inc. (The)	638,800
3,009	YETI Holdings, Inc.(a)	110,099
		8,231,233
	Consumer Staples - 8.9%
17,024	Albertsons Companies, Inc., Class A	290,089

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Consumer Staples - 8.9% (Continued)
10,612	Altria Group, Inc.	$ 700,286
3,348	BellRing Brands, Inc.(a)	53,869
8,979	Coca-Cola Company (The)	682,853
7,717	Colgate-Palmolive Company	657,720
1,113	Costco Wholesale Corporation	1,109,027
4,603	Dollar Tree, Inc.(a)	504,075
7,565	McCormick & Company Inc	381,579
11,540	Mondelez International, Inc., Class A	665,165
5,871	Procter & Gamble Company (The)	848,007
3,437	Quanex Building Products Corporation	61,763
7,648	Simply Good Foods Company (The)(a)	109,749
2,660	Sprouts Farmers Market, Inc.(a)	205,166
11,016	Walmart, Inc.	1,369,068
		7,638,416
	Energy - 7.9%
13,476	Baker Hughes Company	822,709
4,291	Chevron Corporation	887,808
2,657	Chord Energy Corporation	377,772
6,639	ConocoPhillips	876,348
10,606	Exxon Mobil Corporation	1,799,414
2,092	Innovex International, Inc.(a)	51,024
5,867	Noble Corp PLC	287,894
16,536	Nov, Inc. COM	311,042
32,220	Patterson-UTI Energy, Inc.	348,943
15,942	SLB Ltd.	819,259
1,901	Weatherford International PLC	179,797
		6,762,010
	Financials - 15.7%
1,764	American Financial Group, Inc.	225,280
2,374	Ameris Bancorp	185,148
11,388	Apollo Commercial Real Estate Finance, Inc.	120,257
6,286	Arch Capital Group Ltd.(a)	603,393
3,576	Ares Management Corporation, Class A	390,142
16,881	Bank of America Corporation	822,950

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Financials - 15.7% (Continued)
4,515	Bank OZK	$ 207,193
2,013	Chubb Ltd.	656,098
5,718	Citigroup, Inc.	648,478
3,905	CNO Financial Group, Inc.	160,339
2,522	Coinbase Global, Inc., Class A(a)	440,366
1,068	Enact Holdings, Inc.	43,585
1,283	Everest Group Ltd.	419,349
13,369	First Horizon Corporation	304,278
15,279	FNB Corp	255,465
9,861	Franklin Resources, Inc.	232,917
10,438	Fulton Financial Corporation	212,309
640	GATX Corporation	109,274
717	Goldman Sachs Group, Inc. (The)	606,575
728	Goosehead Insurance, Inc., Class A(a)	31,056
871	Hanover Insurance Group, Inc. (The)	150,988
1,145	Houlihan Lokey, Inc.	164,445
2,030	JPMorgan Chase & Company	597,145
2,797	Moelis & Company, Class A	159,429
3,567	Morgan Stanley	587,021
2,063	OFG Bancorp	83,469
2,490	Piper Sandler Cos	190,610
10,155	Provident Financial Services, Inc.	214,880
3,726	Raymond James Financial, Inc.	539,487
1,569	Reinsurance Group of America, Inc.	320,327
1,652	SEI Investments Company	129,632
2,476	Selective Insurance Group, Inc.	186,666
3,072	Stifel Financial Corporation	227,082
5,701	T Rowe Price Group, Inc.	513,888
2,116	Travelers Companies, Inc. (The)	617,195
12,259	Truist Financial Corporation	563,546
1,012	Trupanion, Inc.(a)	25,917
4,093	Unum Group	298,912
11,601	US Bancorp	603,368
3,021	Walker & Dunlop, Inc.	134,072

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Financials - 15.7% (Continued)
6,920	Wells Fargo & Company	$ 550,901
		13,533,432
	Health Care - 10.2%
8,524	AdaptHealth Corporation(a)	101,436
1,878	Amgen, Inc.	660,774
3,786	BioMarin Pharmaceutical, Inc.(a)	213,871
5,192	Bio-Techne Corporation	271,334
3,066	Cardinal Health, Inc.	647,875
1,803	Cencora, Inc.	566,394
14,796	Centene Corporation(a)	484,421
8,073	CVS Health Corporation	579,803
6,222	Dexcom, Inc.(a)	390,742
1,798	Elevance Health, Inc.	526,365
5,109	Gilead Sciences, Inc.	712,041
2,312	Humana, Inc.	400,878
2,729	IQVIA Holdings, Inc.(a)	465,404
3,028	Johnson & Johnson	740,165
6,443	Merck & Company, Inc.	775,029
2,272	UnitedHealth Group, Inc.	614,780
4,978	Zoetis, Inc.	588,449
		8,739,761
	Industrials - 9.1%
4,384	ABM Industries, Inc.	168,872
1,842	Alarm.com Holdings, Inc.(a)	79,556
1,556	Arcosa, Inc.	165,154
1,311	Deere & Company	738,486
8,698	Delta Air Lines, Inc.	578,243
1,020	Exponent, Inc.	66,555
1,801	General Dynamics Corporation	618,139
2,166	General Electric Company	614,646
9,053	Hayward Holdings, Inc.(a)	121,129
5,108	Johnson Controls International plc	668,893
2,195	L3Harris Technologies, Inc.	757,604
1,703	Matson, Inc.	279,190

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Industrials - 9.1% (Continued)
2,355	Nextpower, Inc., Class A(a)	$ 283,895
1,500	Oshkosh Corporation	220,815
5,152	Resideo Technologies, Inc.(a)	173,674
14,116	RXO, Inc.(a)	206,376
1,933	SkyWest, Inc.(a)	177,507
15,567	Southwest Airlines Company	584,852
5,460	Textron, Inc.	478,078
767	UniFirst Corp	192,969
8,324	WillScot Holdings Corporation	144,505
4,404	Xylem Inc	526,278
		7,845,416
	Materials - 4.0%
6,792	Alcoa Corporation	450,513
2,579	AptarGroup, Inc.	325,005
895	Eagle Materials, Inc.	169,558
2,357	Ecolab, Inc.	627,009
12,891	Freeport-McMoRan, Inc.	757,733
1,070	Greif, Inc., Class A	71,765
8,126	LyondellBasell Industries N.V., A	654,631
2,788	Owens Corning	301,717
441	WD-40 Company	89,938
		3,447,869
	Real Estate - 4.9%
2,383	Agree Realty Corporation	179,631
2,742	American Assets Trust, Inc.	50,480
7,371	American Homes 4 Rent, Class A	205,798
3,499	American Tower Corporation, Class A	603,857
5,443	CubeSmart	199,486
4,119	Digital Realty Trust, Inc.	742,284
1,643	EPR Properties	82,084
3,519	Equity LifeStyle Properties, Inc.	219,656
4,543	Extra Space Storage, Inc.	595,724
2,566	Four Corners Property Trust, Inc.	60,686
2,306	Getty Realty Corporation	73,331

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Real Estate - 4.9% (Continued)
17,383	Invitation Homes, Inc.	$ 431,968
956	Jones Lang LaSalle, Inc.(a)	290,930
4,623	NNN REIT, Inc.	194,305
7,746	Rexford Industrial Realty, Inc.	253,527
		4,183,747
	Technology - 16.8%
2,894	ACI Worldwide, Inc.(a)	118,683
4,539	Akamai Technologies, Inc.(a)	521,304
18,560	Apple, Inc.	4,710,342
2,369	Automatic Data Processing, Inc.	481,333
2,607	Broadridge Financial Solutions, Inc.	423,585
1,923	Cadence Design Systems, Inc.(a)	534,345
8,327	Cisco Systems, Inc.	646,092
7,243	Cognizant Technology Solutions Corporation, Class A	444,358
9,252	CoStar Group, Inc.(a)	373,226
2,158	CTS Corporation	103,066
4,688	DoubleVerify Holdings, Inc.(a)	44,536
1,664	Euronet Worldwide, Inc.(a)	110,440
1,171	FactSet Research Systems, Inc.	254,095
336	Fair Isaac Corporation(a)	358,693
17,598	Intel Corporation(a)	776,599
2,082	International Business Machines Corporation	504,656
5,699	KBR, Inc.	210,065
3,278	Leidos Holdings, Inc.	509,796
1,536	MAXIMUS, Inc.	98,458
540	Morningstar, Inc.	91,287
5,360	NetApp, Inc.	548,810
2,856	NetScout Systems, Inc.(a)	90,792
5,332	Nutanix, Inc., A(a)	202,669
8,381	Payoneer Global, Inc.(a)	40,480
10,183	PayPal Holdings, Inc.	460,577
4,018	Photronics, Inc.(a)	162,367
2,030	Q2 Holdings, Inc.(a)	96,019
3,693	QUALCOMM, Inc.	475,585

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	Technology - 16.8% (Continued)
3,958	ServiceNow, Inc.(a)	$ 413,809
5,818	Teradata Corporation(a)	149,115
4,282	Veeco Instruments, Inc.(a)	144,989
2,777	Workday, Inc., Class A(a)	360,788
		14,460,959
	Utilities - 6.1%
6,068	Ameren Corporation	666,995
4,448	American Water Works Company, Inc.	605,328
3,750	Avista Corporation	150,525
5,319	Duke Energy Corporation	696,470
7,437	Evergy, Inc.	609,239
13,741	Exelon Corporation	673,584
13,326	FirstEnergy Corporation	675,095
2,719	H2O America	159,524
6,375	OGE Energy Corporation	305,745
17,367	PPL Corporation	663,419
		5,205,924

	TOTAL COMMON STOCKS (Cost $80,546,230)	83,526,939

	EXCHANGE-TRADED FUNDS — 2.1%
	Equity - 2.1%
2,942	iShares Russell 1000 Value ETF	628,617
2,914	iShares S&P 500 Value ETF	615,291
2,455	Vanguard Small-Cap Value ETF	533,349
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,781,133)	1,777,257

	TOTAL INVESTMENTS - 99.3% (Cost $82,327,363)	$ 85,304,196
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	613,921
	NET ASSETS - 100.0%	$ 85,918,117

NAA ALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

ETF – Exchange Traded Fund

Ltd. – Limited Company

PLC – Public Limited Company

(a)	Non-income producing security.